Business, Basis of Presentation, Going Concern and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of three levels of fair value hierarchy to assets and liabilities

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
June 30, 2018:
Liabilities
Derivative Liabilities	$-	$-	$-	$-
Total	$-	$-	$-	$-

December 31, 2017:
Liabilities
Derivative Liabilities	$-	$-	$19,406	$19,406
Total	$-	$-	$19,406	$19,406

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2017:
Liabilities
Derivative Liabilities	$-	$-	$19,406	$19,406
Total	$-	$-	$19,406	$19,406

December 31, 2016:
Liabilities
Derivative Liabilities	$-	$-	$12,567	$12,567
Total	$-	$-	$12,567	$12,567